BlackRock Variable Series Funds, Inc.

BlackRock Advantage Large Cap Core V.I. Fund

BlackRock Advantage Large Cap Value V.I. Fund

BlackRock Advantage U.S. Total Market V.I. Fund

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Large Cap Focus Growth V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Small Cap Index V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 20, 2019 to the Statement of Additional Information of each Fund

Each Fund’s Statement of Additional Information is amended as follows:

The section entitled “Portfolio Transactions and Brokerage—Securities Lending” in Part I of the Funds’ Statement of Additional Information is deleted in its entirety and replaced with the following:

Securities Lending. Each Fund conducts its securities lending pursuant to an exemptive order from the Commission permitting it to lend portfolio securities to borrowers affiliated with the Fund and to retain an affiliate of the Fund as lending agent. To the extent that a Fund engages in securities lending, BIM, an affiliate of the Manager, acts as securities lending agent for the Fund, subject to the overall supervision of the Manager. BIM administers the lending program in accordance with guidelines approved by each Fund’s Board.

Those Funds that engage in securities lending retain a portion of securities lending income and remit a remaining portion to BIM as compensation for its services as securities lending agent. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment expenses as defined below), and any fees or other payments to and from borrowers of securities. As securities lending agent, BIM bears all operational costs directly related to securities lending. Each Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. In addition, in accordance with the exemptive order, the investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds. Such shares also will not be subject to a sales load, distribution fee or service fee. If the private investment company’s weekly liquid assets fall below 30% of its total assets, BIM, as managing member of the private investment company, is permitted at any time, if it determines it to be in the best interests of the private investment company, to impose a liquidity fee of up to 2% of the value of units withdrawn or impose a redemption gate that temporarily suspends the right of withdrawal out of the private investment company. In addition, if the private investment company’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the private investment company will impose a liquidity fee in the default amount of 1% of the amount withdrawn, generally effective as of the next business day, unless BIM determines that a higher (not to exceed 2%) or lower fee level or not imposing a liquidity fee is in the best interests of the private investment company. The shares of the private investment company purchased by the Funds would be subject to any such liquidity fee or redemption gate imposed.

Under the securities lending program, the Funds are categorized into specific asset classes. The determination of a Fund’s asset class category (fixed income, domestic equity, international equity, or fund of funds), each of which may be subject to a different fee arrangement, is based on a methodology agreed to between the Company and BIM.

Pursuant to the current securities lending agreement: (i) if BlackRock Government Money Market V.I. Fund were to engage in securities lending, it would retain 82% of securities lending income (which excludes collateral investment expenses), and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment expenses.

Pursuant to the current securities lending agreement: (i) BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Small Cap Index V.I. Fund and BlackRock Advantage U.S. Total Market V.I. Fund retain 73.5% of securities lending income (which excludes collateral investment expenses), and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment expenses.

Pursuant to the current securities lending agreement: (i) BlackRock Global Allocation V.I. Fund, BlackRock International Index V.I. Fund, BlackRock International V.I. Fund and BlackRock Managed Volatility V.I. Fund retain 82% of securities lending income (which excludes collateral investment expenses); and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment expenses.

Pursuant to the current securities lending agreement: (i) BlackRock 60/40 Target Allocation ETF V.I. Fund retains 82% of securities lending income (which excludes collateral investment expenses), and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the current securities lending agreement, will receive for the remainder of that calendar year securities lending income as follows:

BlackRock Government Money Market V.I. Fund

(i) if the Fund were to engage in securities lending, 85% of securities lending income (which excludes collateral investment expenses); and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment expenses.

BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Small Cap Index V.I. Fund and BlackRock Advantage U.S. Total Market V.I. Fund

(i) 80% of securities lending income (which excludes collateral investment expenses); and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment expenses.

BlackRock Global Allocation V.I. Fund, BlackRock International Index V.I. Fund, BlackRock International V.I. Fund and BlackRock Managed Volatility V.I. Fund

(i) 85% of securities lending income (which excludes collateral investment expenses); and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment expenses.

BlackRock 60/40 Target Allocation ETF V.I. Fund

(i) 85% of securities lending income (which excludes collateral investment expenses); and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment expenses.

Prior to January 1, 2019, the Funds were subject to a different securities lending fee arrangement.

See Part II “Investment Risks and Considerations — Securities Lending” in this SAI for additional information.

The services provided to BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage U.S. Total Market V.I. Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock International V.I. Fund, BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock S&P 500 Index V.I. Fund by BIM, in the most recent fiscal year ended December 31, 2018, primarily included the following:

1.	selecting borrowers from an approved list of borrowers and executing a securities lending agreement as agent on behalf of each of the Funds listed above with each such borrower;

2.	negotiating the terms of securities loans, including the amount of fees;

3.	directing the delivery of loaned securities;

4.	monitoring the daily value of the loaned securities and directing the payment of additional collateral or the return of excess collateral, as necessary;

5.	investing cash collateral received in connection with any loaned securities;

6.	monitoring distributions on loaned securities (for example, interest and dividend activity);

7.

in the event of default by a borrower with respect to any securities loan, using the collateral or the proceeds of the liquidation of collateral to purchase replacement securities of the same issue, type, class and series as that of the loaned securities; and

8.	terminating securities loans and arranging for the return of loaned securities to each of the Funds listed above at loan termination.

The following table shows the dollar amounts of income and fees/compensation related to the securities lending activities of each applicable Fund during its most recent fiscal year ended December 31, 2018.

	BlackRock Advantage Large Cap Core V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Advantage Large Cap Value V.I. Fund
Gross income from securities lending activities	$167,883	$116,826	$36,923

Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BIM for services as securities lending agent	$6,870	$9,137	$1,554
Cash collateral management expenses not included in securities lending income paid to BIM	$2,775	$1,858	$618
Administrative fees not included in securities lending income paid to BIM	$0	$0	$0
Indemnification fees not included in securities lending income paid to BIM	$0	$0	$0
Rebates (paid to borrowers)	$139,010	$81,641	$30,361
Other fees not included in securities lending income paid to BIM	$0	$0	$0
Aggregate fees/compensation for securities lending activities	$148,655	$92,636	$32,533

Net income from securities lending activities	$19,228	$24,190	$4,390

	BlackRock Advantage U.S. Total Market V.I. Fund	BlackRock Basic Value V.I. Fund	BlackRock Capital Appreciation V.I. Fund
Gross income from securities lending activities	$97,249	$463,291	$187,083

Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BIM for services as securities lending agent	$4,062	$20,446	$13,641
Cash collateral management expenses not included in securities lending income paid to BIM	$1,630	$7,551	$3,401
Administrative fees not included in securities lending income paid to BIM	$0	$0	$0
Indemnification fees not included in securities lending income paid to BIM	$0	$0	$0
Rebates (paid to borrowers)	$80,218	$378,063	$134,178
Other fees not included in securities lending income paid to BIM	$0	$0	$0
Aggregate fees/compensation for securities lending activities	$85,910	$406,060	$151,220

Net income from securities lending activities	$11,339	$57,231	$35,863

	BlackRock Equity Dividend V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock International V.I. Fund
Gross income from securities lending activities	$68,838	$5,502,834	$61,905

Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BIM for services as securities lending agent	$3,186	$245,137	$3,288
Cash collateral management expenses not included in securities lending income paid to BIM	$931	$89,250	$1,103
Administrative fees not included in securities lending income paid to BIM	$0	$0	$0
Indemnification fees not included in securities lending income paid to BIM	$0	$0	$0
Rebates (paid to borrowers)	$56,017	$4,079,901	$42,862
Other fees not included in securities lending income paid to BIM	$0	$0	$0
Aggregate fees/compensation for securities lending activities	$60,134	$4,414,288	$47,253

Net income from securities lending activities	$8,704	$1,088,546	$14,652

	BlackRock 60/40 Target Allocation ETF V.I. Fund	BlackRock Managed Volatility V.I. Fund
Gross income from securities lending activities	$206,857	$8,296

Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BIM for services as securities lending agent	$12,881	$639
Cash collateral management expenses not included in securities lending income paid to BIM	$2,750	$190
Administrative fees not included in securities lending income paid to BIM	$0	$0
Indemnification fees not included in securities lending income paid to BIM	$0	$0
Rebates (paid to borrowers)	$131,225	$4,789
Other fees not included in securities lending income paid to BIM	$0	$0
Aggregate fees/compensation for securities lending activities	$146,856	$5,277

Net income from securities lending activities	$60,001	$3,019

BlackRock S&P 500 Index V.I. Fund
Gross income from securities lending activities	$427,363

Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BIM for services as securities lending agent	$17,615
Cash collateral management expenses not included in securities lending income paid to BIM	$5,699
Administrative fees not included in securities lending income paid to BIM	$0
Indemnification fees not included in securities lending income paid to BIM	$0
Rebates (paid to borrowers)	$354,394
Other fees not included in securities lending income paid to BIM	$0
Aggregate fees/compensation for securities lending activities	$377,708

Net income from securities lending activities	$49,655

Each of BlackRock Government Money Market V.I. Fund, BlackRock International Index V.I. Fund and BlackRock Small Cap Index V.I. Fund had no income and fees/compensation related to its securities lending activities during its most recent fiscal year ended December 31, 2018.

Shareholders should retain this Supplement for future reference.

SAI-VAR-0819SUP